CUSTOMER DEPOSITS	12 Months Ended
Dec. 31, 2023
Disclosure of customer deposits [abstract]
CUSTOMER DEPOSITS

NOTE 20 – CUSTOMER DEPOSITS

20.1   Detail of the composition of the deposits

The following is the detail of the balances of the deposits received from Grupo Aval´s customer and subsidiaries in development of their deposit collection operations as of December 31, 2023 and 2022:

Detail	December 31, 2023		December 31, 2022

Demand
Checking accounts	Ps.	23,809,859	Ps.	25,932,053
Savings accounts		71,149,883		74,293,894
Other funds on demand		430,194		841,505
		95,389,936		101,067,452

Term deposits
Fixed term deposit certificates (1)		86,597,460		72,273,697
Total deposits	Ps.	181,987,396	Ps.	173,341,149

Per currency
In Colombian Pesos	Ps.	154,916,985	Ps.	142,071,530
In foreign currency		27,070,411		31,269,619
Total per currency	Ps.	181,987,396	Ps.	173,341,149
(1)	The amount of term deposits due over 12 months as December 31, 2023 is Ps. 19,732,877 and December 31, 2022 is Ps. 14,702,118.

20.2  Detail of the effective interest rates

The following is a summary of the effective interest rates which are accrued on customer deposits is as follows:

December 31, 2023
	Deposits
	In Colombian Pesos		In foreign currency
	Rate		Rate
	Minimum	Maximum	Minimum	Maximum
	%	%	%	%
Interest-bearing checking accounts	0.11%	13.40%	0.25%	5.30%
Saving accounts	0.01%	16.13%	0.25%	5.30%
Fixed term deposit certificates	0.05%	23.52%	0.45%	8.46%

December 31, 2022
	Deposits
	In Colombian Pesos		In foreign currency
	Rate		Rate
	Minimum	Maximum	Minimum	Maximum
	%	%	%	%
Interest-bearing checking accounts	0.01%	13.20%	0.02%	4.40%
Saving accounts	0.01%	17.20%	0.01%	4.00%
Fixed term deposit certificates	0.05%	19.54%	0.15%	8.05%

20.3  Detail of the concentration of deposits received from customers per economic sector

	December 31, 2023			December 31, 2022
	Amount		%	Amount		%
Financial	Ps.	33,873,473	18.6%	Ps.	29,871,901	17.2%
Individuals		32,755,163	18.0%		36,618,776	21.1%
Government and Colombian Government entities		20,927,670	11.5%		19,655,737	11.3%
Services		17,303,980	9.5%		16,143,899	9.3%
Insurance		10,619,085	5.8%		10,206,023	5.9%
Commerce		10,390,440	5.7%		10,030,824	5.8%
Real Estate		9,252,682	5.1%		3,109,595	1.8%
Manufacturing		3,753,556	2.1%		3,689,037	2.1%
Agriculture and livestock		2,210,914	1.2%		2,314,989	1.3%
Education		1,794,592	1.0%		1,438,654	0.8%
Transport		1,523,858	0.8%		1,849,662	1.1%
Exploitation of mines and quarries		1,071,957	0.6%		1,700,628	1.0%
Colombian Municipalities		635,410	0.3%		433,063	0.2%
Artistic, entertainment and recreation activities		316,956	0.2%		1,035,984	0.6%
Foreign Governments		269,659	0.1%		425,450	0.2%
Telecommunications		234,786	0.1%		895,281	0.5%
Tourism		86,661	0.1%		25	0.1%
Other		34,966,554	19.3%		33,921,621	19.7%
Total	Ps.	181,987,396	100%	Ps.	173,341,149	100%